Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Summary of the preliminary allocation of the acquisition costs

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Summary of unaudited pro forma financial information

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)